Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2025	2024
Revenue by source
Operations support services	$1,162,687	$1,121,802
Equipment and component sales	32,986	40,324
Construction services	88,618	3,661
	$1,284,291	$1,165,787

By commercial terms
Time-and-materials	$1,088,482	$1,026,027
Unit-price	187,833	125,728
Lump-sum	7,976	14,032
	$1,284,291	$1,165,787

Revenue recognition method
As-invoiced	$1,058,765	$1,059,858
Cost-to-cost percent complete	192,540	65,605
Point-in-time	32,986	40,324
	$1,284,291	$1,165,787
b) Contract balances

	Note	December 31, 2025	December 31, 2024
Contract assets		$30,472	$4,135

Contract liabilities
Contract liabilities		22,848	1,944
Long-term contract liabilities (included in other long-term obligations)	15	1,836	19,027
		$24,684	$20,971
The increase in the contract assets balance reflects a sale of heavy equipment (note 8) and an increase in cost-to-cost percent complete scopes of work.
The Company recognized revenue of $2,000 in 2025 that was included in the contract liability balance as of December 31, 2024 ($59 in 2024 that was included in the contract balance as of December 31, 2023).
c) Performance obligations
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2025	2024
Revenue derecognized	$(937)	$(8,377)
These amounts relate to cumulative catch-up adjustments arising from changes in estimated cost of sales on cost-to-cost percent complete jobs and final settlement of constrained variable consideration. In 2024, final settlements of constrained variable consideration included $8,044 of previously recognized revenue that was derecognized as a result of negotiations with the client in exchange for securing a contract extension, and an additional $822 was derecognized upon final settlement of contractual amounts with another customer.
d) Transaction price allocated to the remaining performance obligations
The estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period is $105,049, all of which is expected to be recognized in 2026. Included is all expected consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.
e) Unapproved contract modifications
The Company recognized revenue from variable consideration related to unapproved contract modifications for the year ended December 31, 2025 of $3,223 (year ended December 31, 2024 - $nil). The Company has recorded amounts in current assets related to uncollected consideration from revenue recognized on unapproved contract modifications as at December 31, 2025, of $3,223 (December 31, 2024 - $nil). In 2024, final settlements of unapproved contract modifications included $8,044 of previously recognized revenue that was derecognized as a result of negotiations with the client in exchange for securing a contract extension, and an additional $822 was derecognized upon final settlement of contractual amounts with another customer.